TAXES	12 Months Ended
Mar. 31, 2026
TAXES
TAXES

NOTE 7 — TAXES

(a)Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

YSX HK was incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, YSX HK did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended March 31, 2026, 2025 and 2024, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are normally subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays, or exemptions may be granted on a case-by-case basis. The Company’s VIE entity Xinjiang YSX and its subsidiary Chuangzhan are all incorporated in Kashi city of Xinjiang Uygur Autonomous Region, where tax reduction and exemption policies were adopted and promulgated by local government to grant qualified enterprises enterprise income tax exemption for the first five years and a reduced corporate income tax of 10% to 15% thereafter, as an incentive to attract enterprises to establish their business operations in such region and to stimulate local economic development. As a result, Xinjiang YSX is subject to 15% income tax rate starting from January 2021. Chuangzhan is entitled to income tax exemption from 2021 to 2025 and has been subject to 15% income tax rate starting from January 2026. In addition, EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. EIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The Company’s another VIE, Xihang, was approved as a HNTE on December 20, 2021 and was entitled to a reduced income tax rate of 15% with a term of three years. Xihang filed an application with the local tax authority in December 2024 to renew its HNTE certificate, which was approved in December 2025. In addition, Xinjiang YSX’s subsidiary, YSX Network, is located in Guangzhou city of Guangdong province, was also approved as a HNTE in December 2025 and is now subject to 15% favorable income tax rate for three years.

As a result of the above, the Company’s corporate income taxes for the years ended March 31, 2026, 2025 and 2024 were reported at a blended reduced rate. The impact of the tax holidays and exemptions noted above decreased PRC corporate income taxes by $510,152, $497,396 and $413,403 for the years ended March 31, 2026, 2025 and 2024, respectively. The benefit of the tax holidays on net income per share (basic and diluted) of $0.03, $0.02 and $0.02 for the years ended March 31, 2026, 2025 and 2024, respectively.

(i)The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:

	For the years ended March 31,
	2026	2025	2024
Current tax provision:
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	1,019,468	741,705	516,611
	1,019,468	741,705	516,611
Deferred tax provision:
Cayman Islands	—	—	—
Hong Kong	—	—	—
China	29,711	(64,284)	21,160
	29,711	(64,284)	21,160
Income tax provision	$1,049,179	$677,421	$537,771

The following table reconciles the Company’s effective income tax rate for the years ended March 31, 2026, 2025 and 2024:

	For the years ended March 31,
	2026	2025	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(8.2)%	(8.3)%	(8.5)%
Effect of adjustment of prior year overpaid income tax	(5.8)%	(4.8)%	(6.5)%
Effect of non-deductible expense	0.1%	0.1%	0.5%
Effect of credit loss	0.1%	0.7%	(0.4)%
Stock-based compensation	11.8%	0.0%	0.0%
Research and development tax credit	(1.3)%	(1.1)%	(0.9)%
Non-PRC entities not subject to PRC tax	3.6%	3.7%	1.2%
Unrecognized operating loss carryforwards	1.9%	(0.9)%	0.6%
Effective income tax rate	27.2%	14.4%	10.5%

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	As of March 31,
	2026	2025
Deferred tax assets:
Net operating loss carry-forwards	$—	$31,579
Allowance for estimated credit loss	117,091	108,798
Total	117,091	140,377
Valuation allowance	—	—
Total deferred tax assets	$117,091	140,377

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. Based on the Company’s current profitability, management believes that the Company will continue to generate sufficient taxable income in the future and therefore the Company can utilize its remaining deferred tax assets to offset future taxable income. No valuation allowance was reserved for the years ended March 31, 2026, 2025 and 2024.

(b)Taxes payable

Taxes payable consist of the following:

	As of March 31,
	2026	2025
Income tax payable	$4,470,910	$3,260,835
Value added tax payable	11,203	9,441
Other taxes payable	4,813	4,605
Total taxes payable	$4,486,926	$3,274,881

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest or penalties tax for the years ended March 31, 2026, 2025 and 2024. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from March 31, 2026. The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of March 31, 2026 and 2025, all of the tax returns of the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs remain available for statutory examination by PRC tax authorities.